INCOME TAXES - Summary of Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset valuation allowances
Balance at beginning of year	$ 396
Balance at end of year	485	$ 396
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset
Deferred tax asset valuation allowances
Balance at beginning of year	396	424	$ 401
Additions	141	28	47
Deductions	(52)	(56)	(24)
Balance at end of year	$ 485	$ 396	$ 424